Investments in Associates and Joint Ventures - Summary of Investments Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($) $ / shares shares	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2021 Bs. / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2018 ARS ($)
Disclosure of investments in associates and joint ventures [line items]
Securities Face Value | $ / shares	$ 10
Book Value	$ 156,925	$ 107,124
Cost	6,332
Net (loss) / profit	(808)	(71,017)	$ (33,379)
Equity	848,118	683,395	548,099			$ 362,357
Associates [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	17,333	10,487
Cost	$ 161
Associates [member] | Oldelval [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					$ 10
Securities Amount | shares	4,072,749
Book Value	$ 4,856	2,998
Main Business	Oil transportation by pipeline
Registered Address	Florida 1, 10th floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2021
Capital Stock	$ 110
Net (loss) / profit	1,256
Equity	$ 14,175
Holding in capital stock	37.00%
Associates [member] | Termap [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					10
Securities Amount | shares	476,034
Book Value	$ 2,464	1,295
Main Business	Oil storage and shipment
Registered Address	Av. Leandro N. Alem 1180, 11th floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2021
Capital Stock	$ 14
Net (loss) / profit	188
Equity	$ 5,539
Holding in capital stock	33.15%
Associates [member] | Oiltanking [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					10
Securities Amount | shares	351,167
Book Value	$ 1,931	1,145
Main Business	Hydrocarbon transportation and storage
Registered Address	Terminal Marítima Puerto Rosales – Provincia de Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 12
Net (loss) / profit	1,796
Equity	$ 6,720
Holding in capital stock	30.00%
Associates [member] | CDS [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					0.01
Securities Amount | shares	11,870,716,511
Book Value	$ 2,788	2,079
Main Business	Electric power generation and bulk marketing
Registered Address	Pasaje Ingeniero Butty 220, 16th floor, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 1,158
Net (loss) / profit	(1,328)
Equity	$ 27,239
Holding in capital stock	10.25%
Associates [member] | YPF Gas [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					1
Securities Amount | shares	59,821,434
Book Value	$ 3,079	1,655
Main Business	Gas fractionation, bottling, distribution and transport for industrial and/ or residential use
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2021
Capital Stock	$ 176
Net (loss) / profit	1,268
Equity	$ 9,648
Holding in capital stock	33.99%
Associates [member] | Other Related Parties [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	$ 2,215	1,315
Cost	$ 161
Holding in capital stock	0.00%
Joint Ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	$ 139,592	96,637
Cost	6,171
Net (loss) / profit	$ 22,909	11,652	$ 5,936
Joint Ventures [member] | YPF EE [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					1
Securities Amount | shares	2,810,302,500
Book Value	$ 71,685	53,609
Cost	$ 1,085
Main Business	Exploration, exploitation, industrialization and marketing of hydrocarbons and generation, transport and marketing of electric energy
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 3,747
Net (loss) / profit	6,318
Equity	$ 94,779
Holding in Capital Stock	75.00%
Joint Ventures [member] | MEGA [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					1
Securities Amount | shares	244,246,140
Book Value	$ 11,348	7,733
Main Business	Separation, fractionation and transportation of natural gas liquids
Registered Address	San Martín 344, 10th floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2021
Capital Stock	$ 643
Net (loss) / profit	6,492
Equity	$ 28,958
Holding in Capital Stock	38.00%
Joint Ventures [member] | Profertil [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					1
Securities Amount | shares	391,291,500
Book Value	$ 28,358	16,951
Main Business	Production and marketing of fertilizers
Registered Address	Alicia Moreau de Justo 740, 3rd floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2021
Capital Stock	$ 783
Net (loss) / profit	5,461
Equity	$ 46,563
Holding in Capital Stock	50.00%
Joint Ventures [member] | Refinor [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					1
Securities Amount | shares	45,803,500
Book Value	$ 3,237	2,220
Main Business	Refining
Registered Address	Maipú 1, 2nd floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2021
Capital Stock	$ 92
Net (loss) / profit	(554)
Equity	$ 6,355
Holding in Capital Stock	50.00%
Joint Ventures [member] | OLCLP [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					1
Securities Amount | shares	738,139,164
Book Value	$ 1,657	1,143
Cost	$ 738
Main Business	Construction and exploitation of a pipeline, oil transport and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 868
Net (loss) / profit	851
Equity	$ 2,363
Holding in Capital Stock	85.00%
Joint Ventures [member] | CT Barragan [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					1
Securities Amount | shares	4,279,033,952
Book Value	$ 23,307	$ 14,981
Cost	$ 4,348
Main Business	Production and generation of electric energy
Registered Address	Maipú 1, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 8,558
Net (loss) / profit	9,417
Equity	$ 46,659
Holding in Capital Stock	50.00%
Subsidiaries [member] | YPF Internacional [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | Bs. / shares				Bs. 100
Securities Amount | shares	66,897
Main Business	Investment
Registered Address	La Plata 19 Street, Santa Cruz de la Sierra, Bolivia
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 240
Net (loss) / profit	(10)
Equity	$ 123
Holding in Capital Stock	100.00%
Subsidiaries [member] | YPF Holdings [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					0.1
Securities Amount | shares	810,513
Main Business	Investment and finance
Registered Address	10333 Richmond Avenue I, Suite 1050, TX, United States
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 83,175
Net (loss) / profit	(12)
Equity	$ (22,075)
Holding in Capital Stock	100.00%
Subsidiaries [member] | OPESSA [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	163,701,747
Main Business	Commercial management of YPF’s gas stations
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 164
Net (loss) / profit	(329)
Equity	$ 7,236
Holding in Capital Stock	99.99%
Subsidiaries [member] | AESA [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	11,714,952,101
Main Business	Engineering and construction services
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 11,715
Net (loss) / profit	1,911
Equity	$ 14,210
Holding in Capital Stock	100.00%
Subsidiaries [member] | Metrogas [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	398,419,700
Main Business	Providing the public service of natural gas distribution
Registered Address	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 569
Net (loss) / profit	(4,369)
Equity	$ 17,347
Holding in Capital Stock	70.00%
Subsidiaries [member] | YPF Chile [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Amount | shares	115,058,933
Main Business	Lubricants and aviation fuels trading and hydrocarbons research and exploration
Registered Address	Villarica 322; Módulo B1, Qilicura, Santiago, Chile
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 4,686
Net (loss) / profit	427
Equity	$ 3,998
Holding in Capital Stock	100.00%
Subsidiaries [member] | YTEC [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares					$ 1
Securities Amount | shares	234,291,000
Main Business	Investigation, development, production and marketing of technologies, knowledge, goods and services
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2021
Capital Stock	$ 459
Net (loss) / profit	410
Equity	$ 5,989
Holding in Capital Stock	51.00%